Operating Leases (Details) - Schedule of supplemental cash flow information related to leases - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$ 10,075	$ 9,420	$ 1,737
Weighted-average remaining lease term	14 years 2 months 12 days	5 years 11 months 19 days	7 years 7 months 6 days
Weighted-average discount rate	3.75%	5.39%	5.39%